Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Software	22,786	22,764	3,499
Operating rights for licensed games	10,976	7,956	1,223
Domain name	54	54	8

Total	33,816	30,774	4,730
Less: accumulated amortization	(20,432)	(21,759)	(3,344)
impairment	(3,909)	(2,303)	(354)

Net book value	9,475	6,712	1,032